New Accounting Policies and Future Changes in Accounting Policies	12 Months Ended
Dec. 31, 2019
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New Accounting Policies and Future Changes in Accounting Policies
3 – New Accounting Policies and Future Changes in Accounting Policies
ADOPTION OF IFRS 16: LEASES
IFRS 16 establishes a comprehensive framework for recognition, measurement and classification of leases and requires lessees to recognize assets and liabilities for most leases. It has replaced International Accounting Standard (“IAS”) 17 Leases and related interpretations. The Company has adopted IFRS 16 retrospectively from January 1, 2019 and has not restated comparatives for the 2018 reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and adjustments arising from the new leasing rules are recognized on the opening statement of financial position on January 1, 2019 to the extent they arise; however, no adjustments were necessary to the Company’s opening retained earnings as a result of the adoption of this standard. With respect to the Company’s office leases, a $3 million right-of-use
asset, recognized in
non-current
other assets, and a corresponding liability for the same amount was recognized as at January 1, 2019. Adoption of the new standard did not give rise to any material changes to the Company’s processes, IT controls or condensed consolidated interim financial statements.
On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as operating leases under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as of January 1, 2019. The associated right-of-use
assets were measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position as at December 31, 2018.
IFRIC INTERPRETATION 23: UNCERTAINTY OVER INCOME TAX TREATMENTS
In June 2017, the IASB issued IFRS Interpretations Committee (“IFRIC”) Interpretation 23 Uncertainty over Income Tax Treatments, which is applied to the determination of taxable profit or loss, unused tax losses, unused tax credits, tax rates and tax bases, when there is uncertainty about income tax treatment under IAS 12 Income Taxes. IFRIC 23 is effective January 1, 2019 and is to be applied retrospectively. The new standard did not have a material impact on the Company’s consolidated financial statements.